GOING CONCERN	12 Months Ended
Dec. 31, 2016
Basis of Presentation:
GOING CONCERN
NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. However, the Company has not generated any revenues since inception and has an accumulated a deficit of $1,592,338 at December 31, 2016. The Company currently has not completed its efforts to establish a source of revenues sufficient to cover operating costs over an extended period of time. These factors among others raise substantial doubt about the Company’s ability to continue as a going concern.

Management expects to seek potential business opportunities for merger or acquisition of existing companies. Management is not currently limiting their search for merger or acquisition candidates to any industry or locations. Management, while not especially experienced in matters relating to public company management, will rely upon their own efforts and, to a much lesser extent, the efforts of the Company’s stockholders, in accomplishing the business purposes of the Company.